Payden Limited Maturity Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (25%
)
9,000,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 3.20%,
6/15/36 (a)(b) $ 8,857
2,544,703 AEP Texas Restoration Funding LLC 2019-1,
2.06%, 2/01/27  2,497
6,630,668 Ally Auto Receivables Trust 2022-1, 1.36%,
5/15/23  6,616
88,449 American Credit Acceptance Receivables Trust
2021-2 144A, 0.37%, 10/15/24 (a) 88
3,800,000 American Credit Acceptance Receivables Trust
2021-2 144A, 0.68%, 5/13/25 (a) 3,781
2,000,128 American Credit Acceptance Receivables Trust
2021-3 144A, 0.33%, 6/13/25 (a) 1,993
5,678,464 American Credit Acceptance Receivables Trust
2022-1 144A, 0.99%, 12/15/25 (a) 5,583
1,420,956 AmeriCredit Automobile Receivables Trust
2021-2, 0.26%, 11/18/24  1,413
4,453,435 ARI Fleet Lease Trust 2021-A 144A, 0.37%,
3/15/30 (a) 4,367
1,684,076 Atrium XII 12A 144A, (3 mo. LIBOR USD +
0.830%), 3.59%, 4/22/27 (a)(b) 1,651
7,650,000 Bain Capital Credit CLO Ltd. 2017-1A 144A, (3
mo. LIBOR USD + 0.970%), 3.68%, 7/20/30 (a)
(b) 7,536
166,998 Bank of The West Auto Trust 2019-1 144A,
2.43%, 4/15/24 (a) 167
1,800,000 Bank of The West Auto Trust 2019-1 144A,
2.51%, 10/15/24 (a) 1,792
4,027,262 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 3.51%, 1/20/28 (a)(b) 3,974
845,193 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 3.37%,
2/16/37 (a)(b) 846
4,617,687 Benefit Street Partners CLO II Ltd. 2013-IIA
144A, (3 mo. LIBOR USD + 0.870%), 3.38%,
7/15/29 (a)(b) 4,566
4,958,409 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 3,802
7,135,927 BMW Vehicle Owner Trust 2022-A, 1.35%,
5/25/23  7,119
5,096,424 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 3.50%, 4/15/29 (a)(b) 5,014
13,100,000 CarMax Auto Owner Trust 2022-3, 2.66%,
7/17/23  13,095
1,567,779 CarMax Auto Owner Trust 2021-2, 0.27%,
6/17/24  1,561
1,449,358 Carvana Auto Receivables Trust 2021-P2,
0.30%, 7/10/24  1,444
5,036,147 Carvana Auto Receivables Trust 2021-P3,
0.38%, 1/10/25  4,975
4,465,058 Carvana Auto Receivables Trust 2021-P4,
0.82%, 4/10/25  4,414
1,585,832 Carvana Auto Receivables Trust 2021-P4 144A,
2.15%, 9/11/28 (a) 1,577
3,493,906 CCG Receivables Trust 2021-1 144A, 0.30%,
6/14/27 (a) 3,398
1,965,181 CCG Receivables Trust 2020-1 144A, 0.54%,
12/14/27 (a) 1,930
8,750,000 CHCP Ltd. 2021-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
3.27%, 2/15/38 (a)(b) 8,739
Principal
or Shares Security Description
Value
(000)
1,117,531 Chesapeake Funding II LLC 2020-1A 144A,
0.87%, 8/15/32 (a) $ 1,107
6,235,274 Chesapeake Funding II LLC 2021-1A 144A, (1
mo. LIBOR USD + 0.230%), 2.23%, 4/15/33 (a)
(b) 6,192
7,850,000 CIFC Funding Ltd. 2017-4A 144A, (3 mo.
LIBOR USD + 0.950%), 3.73%, 10/24/30 (a)(b) 7,726
2,214,423 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
3.53%, 8/20/35 (a)(b) 2,194
3,473,758 CNH Capital Canada Receivables Trust 2021-2A
144A, 0.87%, 12/16/24 CAD (a)(c) 2,686
5,248,539 CNH Equipment Trust 2021-B, 0.22%, 8/15/24  5,210
466,812 Commonbond Student Loan Trust 2017-AGS
144A, (1 mo. LIBOR USD + 0.850%), 3.11%,
5/25/41 (a)(b) 465
11,400,000 Dell Equipment Finance Trust 2022-2 144A,
3.06%, 7/24/23 (a) 11,398
2,147,761 Dell Equipment Finance Trust 2021-1 144A,
0.33%, 5/22/26 (a) 2,133
7,487,374 Dell Equipment Finance Trust 2021-2 144A,
0.33%, 12/22/26 (a) 7,374
12,700,000 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.920%), 3.43%, 10/15/30 (a)(b) 12,498
7,831,901 DLLAA LLC 2021-1A 144A, 0.36%, 5/17/24 (a) 7,741
5,979,453 DLLAD LLC 2021-1A 144A, 0.35%, 9/20/24 (a) 5,875
6,903,153 DLLST LLC 2022-1A 144A, 1.56%, 5/22/23 (a) 6,874
3,540,961 Drive Auto Receivables Trust 2021-3, 0.52%,
1/15/25  3,522
11,990,247 Dryden 36 Senior Loan Fund 2014-36A 144A, (3
mo. LIBOR USD + 1.020%), 3.53%, 4/15/29 (a)
(b) 11,830
670,354 Enterprise Fleet Financing LLC 2020-1 144A,
1.78%, 12/22/25 (a) 666
5,916,492 Enterprise Fleet Financing LLC 2020-2 144A,
0.61%, 7/20/26 (a) 5,771
3,599,989 Enterprise Fleet Funding LLC 2021-1 144A,
0.44%, 12/21/26 (a) 3,494
1,253,775 Exeter Automobile Receivables Trust 2022-2A,
1.04%, 5/12/23  1,253
1,550,000 Exeter Automobile Receivables Trust 2022-2A,
2.19%, 11/17/25  1,545
6,879,395 Flagship Credit Auto Trust 2022-2 144A,
1.43%, 6/15/23 (a) 6,869
10,799,387 Flagship Credit Auto Trust 2021-4 144A,
0.81%, 7/17/26 (a) 10,555
3,400,000 Flatiron CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.980%), 2.39%, 5/15/30 (a)(b) 3,354
727,692 Ford Auto Securitization Trust 2021-AA 144A,
0.48%, 9/15/23 CAD (a)(c) 567
1,602,246 Ford Auto Securitization Trust 2020-AA 144A,
0.89%, 8/15/24 CAD (a)(c) 1,237
2,682,943 Ford Credit Auto Lease Trust 2022-A, 1.37%,
5/15/23  2,679
7,300,000 FS RIALTO 2021-FL2 144A, (1 mo. LIBOR
USD + 1.220%), 3.38%, 5/16/38 (a)(b) 7,041
7,391,241 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 0.870%), 3.65%, 4/24/29 (a)(b) 7,277
4,376,572 GM Financial Automobile Leasing Trust 2022-2,
1.53%, 5/22/23  4,370
366,029 GM Financial Automobile Leasing Trust 2020-2,
0.80%, 7/20/23  365
13,000,000 GM Financial Consumer Automobile Receivables
Trust 2022-3, 2.37%, 7/17/23  12,989

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
612,503 GM Financial Consumer Automobile Receivables
Trust 2021-2, 0.27%, 6/17/24  $ 610
3,409,571 GMF Canada Leasing Trust 2021-1A 144A,
0.64%, 3/20/24 CAD (a)(c) 2,642
1,511,308 GreatAmerica Leasing Receivables Funding LLC
Series 2021-1 144A, 0.27%, 6/15/23 (a) 1,503
5,580,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 3.18%, 9/15/37 (a)
(b) 5,515
6,853,644 Hpefs Equipment Trust 2022-2A 144A, 1.91%,
5/22/23 (a) 6,834
1,288,366 HPEFS Equipment Trust 2021-1A 144A,
0.27%, 3/20/31 (a) 1,282
8,218,765 Hyundai Auto Lease Securitization Trust 2022-A
144A, 0.81%, 4/15/24 (a) 8,093
4,492,807 Hyundai Auto Receivables Trust 2021-B, 0.24%,
5/15/24  4,457
2,095,041 Invitation Homes Trust 2018-SFR1 144A, (1
mo. LIBOR USD + 0.700%), 2.86%, 3/17/37 (a)
(b) 2,072
1,078,206 John Deere Owner Trust 2021-A, 0.20%,
12/15/23  1,074
9,000,000 KREF Ltd. 2021-FL2 144A, (1 mo. LIBOR USD
+ 1.070%), 3.07%, 2/15/39 (a)(b) 8,804
1,469,769 Kubota Credit Owner Trust 2021-1A 144A,
0.31%, 4/15/24 (a) 1,452
11,227,752 Kubota Credit Owner Trust 2021-2A 144A,
0.26%, 6/17/24 (a) 11,039
2,045,283 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 3.75%, 10/20/27 (a)(b) 2,026
8,450,000 LCM XXIV Ltd. 24A 144A, (3 mo. LIBOR USD
+ 0.980%), 3.69%, 3/20/30 (a)(b) 8,321
2,129,194 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 0.950%), 3.69%,
4/19/30 (a)(b) 2,102
15,000,000 Madison Park Funding XVII Ltd. 2015-17A
144A, (3 mo. LIBOR USD + 1.000%), 3.73%,
7/21/30 (a)(b) 14,788
6,237,538 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 3.31%, 1/15/28 (a)(b) 6,159
5,023 MBarc Credit Canada Inc. 2021-AA 144A,
0.39%, 7/17/23 CAD (a)(c) 4
4,150,000 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 3,190
785,499 MMAF Equipment Finance LLC 2020-BA 144A,
0.38%, 8/14/23 (a) 781
806,280 MMAF Equipment Finance LLC 2020-A 144A,
0.74%, 4/09/24 (a) 796
3,817,017 MMAF Equipment Finance LLC 2021-A 144A,
0.30%, 4/15/24 (a) 3,788
3,662,149 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 3,417
1,359,851 Navient Private Education Refi Loan Trust 2021-
A 144A, 0.84%, 5/15/69 (a) 1,249
506,573 Navient Private Education Refi Loan Trust 2020-
GA 144A, 1.17%, 9/16/69 (a) 474
6,250,668 Navient Private Education Refi Loan Trust 2021-
CA 144A, 1.06%, 10/15/69 (a) 5,733
2,355,475 Navient Student Loan Trust 2019-7A 144A, (1
mo. LIBOR USD + 0.500%), 2.76%, 1/25/68 (a)
(b) 2,343
Principal
or Shares Security Description
Value
(000)
15,400,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
0.930%), 3.67%, 10/18/29 (a)(b) $ 15,126
1,739,976 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 2.28%,
2/20/28 (a)(b) 1,727
6,990,620 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 3.36%, 1/15/29 (a)(b) 6,934
2,010,137 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 1,952
2,657,747 Santander Consumer Auto Receivables Trust
2021-BA 144A, 1.45%, 10/16/28 (a) 2,618
10,100,000 Santander Drive Auto Receivables Trust 2022-4,
4.05%, 7/15/25  10,098
484,459 Santander Retail Auto Lease Trust 2020-B 144A,
0.42%, 11/20/23 (a) 483
2,077,159 Santander Retail Auto Lease Trust 2021-A 144A,
0.32%, 2/20/24 (a) 2,059
4,698,774 Santander Retail Auto Lease Trust 2021-C 144A,
0.29%, 4/22/24 (a) 4,662
1,765,135 SoFi Consumer Loan Program Trust 2021-1
144A, 0.49%, 9/25/30 (a) 1,714
4,200,000 STWD Ltd. 2021-FL2 144A, (1 mo. LIBOR
USD + 1.200%), 3.36%, 4/18/38 (a)(b) 4,092
2,691,766 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
3.30%, 7/15/38 (a)(b) 2,670
3,428,156 Tesla Auto Lease Trust 2021-A 144A, 0.36%,
3/20/25 (a) 3,378
6,175,912 Tesla Auto Lease Trust 2021-B 144A, 0.36%,
9/22/25 (a) 6,021
394,712 Towd Point Mortgage Trust 2017-5 144A, (1
mo. LIBOR USD + 0.600%), 2.86%, 2/25/57 (a)
(b) 391
1,576,838 Toyota Lease Owner Trust 2021-A 144A, 0.27%,
9/20/23 (a) 1,570
5,704,438 Toyota Lease Owner Trust 2021-B 144A, 0.25%,
3/20/24 (a) 5,634
4,040,000 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
3.52%, 10/15/34 (a)(b) 4,012
1,907,695 Westlake Automobile Receivables Trust 2019-
1A 144A, 3.67%, 3/15/24 (a) 1,908
1,125,698 Westlake Automobile Receivables Trust 2020-
3A 144A, 0.56%, 5/15/24 (a) 1,123
2,008,650 Westlake Automobile Receivables Trust 2021-
1A 144A, 0.39%, 10/15/24 (a) 1,994
3,244,504 Westlake Automobile Receivables Trust 2021-
2A 144A, 0.32%, 4/15/25 (a) 3,205
887,245 Wheels SPV 2 LLC 2020-1A 144A, 0.51%,
8/20/29 (a) 876
5,377,594 Wheels SPV 2 LLC 2021-1A 144A, (1 mo.
LIBOR USD + 0.280%), 2.41%, 8/20/29 (a)(b) 5,330
1,092,893 World Omni Auto Receivables Trust 2019-B,
2.59%, 7/15/24  1,092
Total Asset Backed (Cost - $485,499)
478,869
Commercial Paper(d) (13%
)
6,650,000 Barclays Bank PLC , 3.10%, 6/09/23  6,615
15,000,000 Canadian Pacific Railway Co. , 2.35%, 8/05/22  14,993
15,000,000 Consumer Energy Co. , 2.30%, 8/01/22  14,997
15,000,000 Consumer Energy Co. , 2.33%, 8/05/22  14,992
15,000,000 Dollar General Corp. , 2.15%, 8/04/22  14,994
15,000,000 Dominion Energy Inc. , 2.10%, 8/02/22  14,996

Principal
or Shares Security Description
Value
(000)
15,000,000 DTE Capital Corp. , 0.00%, 8/10/22  $ 14,987
15,000,000 DTE Capital Corp. , 2.15%, 8/01/22  14,997
15,000,000 Duke Energy Corp. , 0.00%, 8/09/22  14,991
15,000,000 Duke Energy Corp. , 1.97%, 8/01/22  14,997
20,000,000 Fidelity National Information Services Inc. ,
2.50%, 8/02/22  19,994
15,000,000 Fiserv Inc. , 2.40%, 8/04/22  14,994
10,000,000 Fiserv Inc. , 2.63%, 8/10/22  9,991
15,000,000 Raytheon Technologies Corp. , 2.10%, 8/04/22  14,994
10,000,000 Southern Co. , 2.30%, 8/03/22  9,996
15,000,000 TransCanada Pipelines Ltd. , 2.50%, 8/03/22  14,995
15,000,000 WEC Energy Group Inc. , 2.18%, 8/03/22  14,995
5,000,000 WEC Energy Group Inc. , 2.58%, 8/09/22  4,996
Total Commercial Paper (Cost - $246,599)
246,514
Corporate Bond (40%
)
Financial  (16%)
2,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , (U.S. Secured Overnight
Financing Rate + 0.680%), 2.71%, 9/29/23 (b) 2,907
4,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3NC1, 1.75%, 10/29/24  4,592
2,400,000 Ally Financial Inc. , 1.45%, 10/02/23  2,334
4,200,000 American Express Co. , (Secured Overnight
Financing Rate + 0.720%), 1.86%, 5/03/24 (b)
(e) 4,172
3,400,000 Banco Bilbao Vizcaya Argentaria SA , 0.88%,
9/18/23  3,292
1,655,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 1,647
9,250,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 3.00%, 12/20/23 (b) 9,227
2,127,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 2.40%, 3/05/24 (b) 2,112
9,000,000 Bank of America Corp. , (3 mo. Bloomberg Short-
Term Bank Yield Index + 0.430%), 1.94%,
5/28/24 (b) 8,864
6,265,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) 6,017
8,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 2.93%, 4/22/25 (b) 8,763
5,340,000 Bank of Nova Scotia , (Secured Overnight
Financing Rate + 0.550%), 2.43%, 9/15/23 (b) 5,315
2,895,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 2,757
1,905,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 1,737
2,950,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  2,909
150,000 BPCE SA 144A, 4.00%, 9/12/23 (a) 150
3,250,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.570%), 2.74%, 1/14/25 (a)
(b)(e) 3,189
2,555,000 Brighthouse Financial Global Funding 144A,
0.60%, 6/28/23 (a) 2,484
6,435,000 Canadian Imperial Bank of Commerce , 0.45%,
6/22/23  6,271
4,470,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.400%), 2.24%,
12/14/23 (b) 4,435
8,940,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.420%),
2.59%, 10/18/24 (b) 8,748
11,875,000 Capital One Financial Corp. , 3.20%, 1/30/23  11,869
Principal
or Shares Security Description
Value
(000)
5,285,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 0.690%), 2.45%,
12/06/24 (b) $ 5,102
5,985,000 Citigroup Global Markets Holdings Inc. , 0.75%,
6/07/24  5,699
2,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 0.78%, 10/30/24 (b) 1,987
7,610,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 2.96%, 5/01/25 (b) 7,418
1,291,000 First Abu Dhabi Bank PJSC , 1.38%, 2/19/23
GBP (c)(f) 1,558
6,640,000 GA Global Funding Trust 144A, (U.S. Secured
Overnight Financing Rate + 0.500%), 2.31%,
9/13/24 (a)(b) 6,439
1,550,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,461
2,654,000 Goldman Sachs Group Inc. , (3 mo. LIBOR USD
+ 0.750%), 2.25%, 2/23/23 (b) 2,651
4,345,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.538%), 0.63%,
11/17/23 (b) 4,304
3,900,000 Goldman Sachs Group Inc. , 1.22%, 12/06/23 (e) 3,783
9,785,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.572%), 0.67%,
3/08/24 (b) 9,589
9,060,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.580%), 2.34%,
3/08/24 (b) 8,930
1,655,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,601
2,550,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  2,454
2,050,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 2,046
2,895,000 Jackson Financial Inc. 144A, 1.13%,
11/22/23 (a) 2,802
8,215,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 2.48%, 3/16/24 (b) 8,139
2,621,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
0.730%), 3.51%, 4/23/24 (b) 2,603
6,365,000 Macquarie Bank Ltd. 144A, 0.44%, 12/16/22 (a) 6,296
3,290,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.020%), 2.62%, 11/28/23 (a)(b) 3,288
6,885,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.350%), 3.55%, 3/27/24 (a)(b) 6,890
3,890,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.710%), 2.87%,
10/14/25 (a)(b) 3,806
14,057,000 Manulife Bank of Canada , 2.84%, 1/12/23
CAD (c) 10,937
5,500,000 Mitsubishi UFJ Financial Group Inc. , 3.76%,
7/26/23  5,500
3,960,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.610%), 2.28%, 9/08/24 (b) 3,917
2,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.400%),
4.18%, 10/24/23 (b) 2,002
3,395,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.466%), 0.56%, 11/10/23 (b) 3,365
5,745,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.455%), 0.53%, 1/25/24 (b) 5,653
3,810,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.616%), 0.73%, 4/05/24 (b) 3,727
9,055,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.509%), 0.79%, 1/22/25 (b) 8,613
1,785,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 1,660

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
1,715,000 NASDAQ Inc. , 0.45%, 12/21/22  $ 1,695
5,000,000 National Australia Bank Ltd. 144A, (3 mo.
LIBOR USD + 0.410%), 2.13%, 12/13/22 (a)(b) 4,997
2,785,000 National Bank of Canada , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.770%), 0.90%, 8/15/23 (b) 2,782
3,930,000 NatWest Markets PLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 1.85%,
8/12/24 (a)(b) 3,864
5,025,000 New York Life Global Funding 144A, (3 mo.
LIBOR USD + 0.280%), 2.71%, 1/10/23 (a)(b) 5,012
6,300,000 OneMain Finance Corp. , 6.13%, 3/15/24  6,222
2,785,000 Protective Life Global Funding 144A, 0.50%,
4/12/23 (a) 2,730
1,550,000 Radian Group Inc. , 6.63%, 3/15/25  1,582
3,765,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,335
4,502,000 Santander UK PLC 144A, 1.63%, 2/12/23 (a) 4,470
2,350,000 Simon Property Group LP , 2.75%, 6/01/23  2,336
4,240,000 Skandinaviska Enskilda Banken AB 144A,
0.55%, 9/01/23 (a) 4,111
2,330,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%,
9/12/23 (a) 2,260
4,625,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 0.440%),
2.28%, 9/16/24 (a)(b) 4,550
8,500,000 Toronto-Dominion Bank , 3.01%, 5/30/23
CAD (c) 6,599
2,270,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 2,186
7,275,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.55%, 4/25/26 (b) 7,188
3,370,000 Westpac Banking Corp. , (3 mo. LIBOR USD +
0.390%), 2.85%, 1/13/23 (b) 3,368
317,298
Industrial  (17%)
3,170,000 7-Eleven Inc. 144A, 0.63%, 2/10/23 (a) 3,120
4,205,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 4,021
9,223,000 AbbVie Inc. , 2.85%, 5/14/23  9,194
4,266,000 Aetna Inc. , 2.75%, 11/15/22  4,265
4,423,000 Aetna Inc. , 2.80%, 6/15/23  4,399
1,550,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 1,551
7,805,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.150%), 1.65%, 2/22/23 (b) 7,788
6,380,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.280%), 2.70%, 1/12/24 (b) 6,331
4,255,000 Astrazeneca Finance LLC , 0.70%, 5/28/24  4,061
2,090,000 Avery Dennison Corp. , 0.85%, 8/15/24  1,974
1,550,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 1,560
1,550,000 Ball Corp. , 4.00%, 11/15/23  1,548
3,020,000 Ball Corp. , 5.25%, 7/01/25  3,061
1,735,000 Baxter International Inc. , 0.87%, 12/01/23  1,675
2,590,000 Baxter International Inc. , (Secured Overnight
Financing Rate + 0.440%), 2.01%, 11/29/24 (b) 2,537
1,165,000 Berry Global Inc. , 0.95%, 2/15/24  1,107
3,385,000 BMW U.S. Capital LLC 144A, (Secured
Overnight Financing Rate + 0.530%), 2.58%,
4/01/24 (a)(b) 3,355
6,540,000 Boeing Co. , 4.51%, 5/01/23  6,560
5,800,000 Boeing Co. , 1.43%, 2/04/24  5,589
Principal
or Shares Security Description
Value
(000)
9,250,000 Broadcom Corp./Broadcom Cayman Finance Ltd. ,
3.63%, 1/15/24  $ 9,253
4,600,000 Canadian Tire Corp. Ltd. , 3.17%, 7/06/23
CAD (c) 3,562
1,550,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,579
1,255,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  1,230
2,135,000 Conagra Brands Inc. , 0.50%, 8/11/23  2,071
3,115,000 Daimler Trucks Finance North America LLC
144A, 1.13%, 12/14/23 (a) 3,005
4,610,000 Daimler Trucks Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.750%), 2.63%, 12/13/24 (a)(b) 4,553
1,740,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 1,663
3,815,000 Fidelity National Information Services Inc. ,
0.38%, 3/01/23  3,747
600,000 Ford Motor Credit Co. LLC , 4.25%, 9/20/22  602
2,095,000 Ford Motor Credit Co. LLC , 5.58%, 3/18/24  2,117
1,300,000 Ford Motor Credit Co. LLC , 3.66%, 9/08/24  1,261
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,338
1,550,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,560
3,745,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  3,572
4,765,000 General Motors Financial Co. Inc. , (U.S. Secured
Overnight Financing Rate + 0.620%), 2.78%,
10/15/24 (b) 4,602
5,640,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.300%), 3.40%,
4/07/25 (b) 5,499
1,365,000 Genuine Parts Co. , 1.75%, 2/01/25  1,303
2,264,000 Gilead Sciences Inc. , 0.75%, 9/29/23  2,200
3,180,000 GlaxoSmithKline Capital PLC , 0.53%, 10/01/23  3,096
1,550,000 Graphic Packaging International LLC , 4.13%,
8/15/24  1,541
2,525,000 GSK Consumer Healthcare Capital U.S. LLC
144A, (U.S. Secured Overnight Financing Rate +
0.890%), 2.88%, 3/24/24 (a)(b) 2,517
1,550,000 HCA Inc. , 5.38%, 2/01/25  1,584
1,500,000 Honda Canada Finance Inc. , 2.54%, 3/01/23
CAD (c) 1,163
1,121,000 Honeywell International Inc. , 0.48%, 8/19/22  1,120
3,215,000 Humana Inc. , 0.65%, 8/03/23  3,126
2,500,000 Huntington Ingalls Industries Inc. , 0.67%,
8/16/23  2,414
2,170,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 2,156
5,000,000 Hyundai Capital America 144A, 0.80%,
4/03/23 (a) 4,885
2,805,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 2,724
8,340,000 Hyundai Capital America 144A, 0.80%,
1/08/24 (a) 7,945
4,840,000 Illumina Inc. , 0.55%, 3/23/23  4,733
1,020,000 Infor Inc. 144A, 1.45%, 7/15/23 (a) 992
975,000 International Flavors & Fragrances Inc. 144A,
0.70%, 9/15/22 (a) 972
2,075,000 JDE Peet's NV 144A, 0.80%, 9/24/24 (a) 1,936
1,500,000 John Deere Canada Funding Inc. , 2.63%,
9/21/22 CAD (c) 1,171
4,755,000 Keurig Dr Pepper Inc. , 0.75%, 3/15/24  4,552
2,850,000 Magallanes Inc. 144A, 3.43%, 3/15/24 (a) 2,807

Principal
or Shares Security Description
Value
(000)
2,650,000 Magallanes Inc. 144A, (Secured Overnight
Financing Rate + 1.780%), 3.66%, 3/15/24 (a)
(b) $ 2,641
3,775,000 Martin Marietta Materials Inc. , 0.65%, 7/15/23  3,663
16,000,000 Mercedes-Benz Finance Canada Inc. , 3.30%,
8/16/22 CAD (c) 12,498
5,501,000 Mercedes-Benz Finance North America LLC
144A, 3.35%, 2/22/23 (a) 5,496
1,550,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,574
7,425,000 Microchip Technology Inc. , 0.97%, 2/15/24  7,085
3,620,000 Microchip Technology Inc. , 0.98%, 9/01/24  3,397
6,880,000 Nissan Motor Acceptance Co. LLC 144A, (3 mo.
LIBOR USD + 0.640%), 2.31%, 3/08/24 (a)(b) 6,769
1,550,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,497
12,042,000 Penske Truck Leasing Canada Inc. , 2.85%,
12/07/22 CAD (c) 9,381
1,875,000 PerkinElmer Inc. , 0.55%, 9/15/23  1,808
3,345,000 PerkinElmer Inc. , 0.85%, 9/15/24  3,138
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) 4,793
1,865,000 Quanta Services Inc. , 0.95%, 10/01/24  1,736
1,105,000 Roper Technologies Inc. , 0.45%, 8/15/22  1,104
2,910,000 Royalty Pharma PLC , 0.75%, 9/02/23  2,813
6,200,000 Ryder System Inc. , 3.40%, 3/01/23  6,196
1,550,000 Seagate HDD Cayman , 4.88%, 3/01/24  1,544
5,855,000 Siemens Financieringsmaatschappij NV 144A,
0.40%, 3/11/23 (a) 5,753
1,470,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  1,429
1,885,000 Southwest Airlines Co. , 4.75%, 5/04/23  1,899
1,550,000 Sprint Communications LLC , 6.00%, 11/15/22  1,561
1,845,000 Stryker Corp. , 0.60%, 12/01/23  1,778
3,680,000 Take-Two Interactive Software Inc. , 3.30%,
3/28/24  3,660
1,815,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,838
7,745,000 Thermo Fisher Scientific Inc. , 0.80%, 10/18/23  7,534
4,515,000 Thermo Fisher Scientific Inc. , (Secured
Overnight Financing Rate + 0.530%), 2.70%,
10/18/24 (b)(e) 4,437
465,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  465
1,550,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,554
1,550,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,562
3,085,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 2,964
2,465,000 VMware Inc. , 0.60%, 8/15/23  2,387
3,775,000 VMware Inc. , 1.00%, 8/15/24  3,554
3,555,000 Volkswagen Group of America Finance LLC
144A, 0.75%, 11/23/22 (a) 3,521
5,500,000 Volkswagen Group of America Finance LLC
144A, 3.13%, 5/12/23 (a) 5,466
11,000,000 VW Credit Canada Inc. , 3.70%, 11/14/22
CAD (c) 8,595
2,000,000 VW Credit Canada Inc. , 1.20%, 9/25/23
CAD (c) 1,509
1,610,000 Westlake Corp. , 0.88%, 8/15/24  1,541
319,987
Utility  (7%)
4,705,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 4,509
4,866,000 AltaLink LP , 2.98%, 11/28/22 CAD (c) 3,795
1,160,000 American Electric Power Co. Inc. M, 0.75%,
11/01/23  1,124
Principal
or Shares Security Description
Value
(000)
1,720,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  $ 1,674
2,500,000 Atmos Energy Corp. , 0.63%, 3/09/23  2,460
2,020,000 Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor Inc. , 1.23%, 12/15/23  1,963
3,160,000 CenterPoint Energy Inc. , (Secured Overnight
Financing Rate + 0.650%), 1.99%, 5/13/24 (b) 3,091
2,150,000 CenterPoint Energy Resources Corp. , 0.70%,
3/02/23  2,125
4,115,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.200%), 1.60%, 8/11/23 (b)(e) 4,118
1,105,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 1,040
2,065,000 Dominion Energy Inc. D, (3 mo. LIBOR USD +
0.530%), 2.36%, 9/15/23 (b) 2,054
6,180,000 DTE Energy Co. H, 0.55%, 11/01/22  6,143
6,620,000 Enbridge Inc. , (U.S. Secured Overnight
Financing Rate + 0.400%), 1.79%, 2/17/23 (b) 6,596
2,905,000 Enbridge Inc. , 0.55%, 10/04/23  2,804
3,375,000 Enbridge Inc. , (Secured Overnight Financing
Rate + 0.630%), 1.99%, 2/16/24 (b) 3,331
2,000,000 Energy Transfer LP , 3.60%, 2/01/23  1,995
4,230,000 Energy Transfer LP , 4.25%, 3/15/23  4,233
1,379,000 Entergy Louisiana LLC , 0.62%, 11/17/23  1,337
1,550,000 EQT Corp. , 6.13%, 2/01/25  1,616
1,390,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 1,358
9,500,000 Hydro One Inc. , 0.71%, 1/16/23 CAD (c) 7,328
1,325,000 Kinder Morgan Inc. , (3 mo. LIBOR USD +
1.280%), 3.79%, 1/15/23 (b) 1,326
18,780,000 NextEra Energy Capital Holdings Inc. , (3 mo.
LIBOR USD + 0.270%), 1.77%, 2/22/23 (b) 18,692
1,550,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 1,538
1,855,000 OGE Energy Corp. , 0.70%, 5/26/23  1,805
2,690,000 Oklahoma Gas and Electric Co. , 0.55%, 5/26/23  2,629
4,949,000 ONE Gas Inc. , (3 mo. LIBOR USD + 0.610%),
2.33%, 3/11/23 (b) 4,932
4,350,000 Phillips 66 , 0.90%, 2/15/24  4,188
3,610,000 Pioneer Natural Resources Co. , 0.55%, 5/15/23  3,538
5,440,000 Plains All American Pipeline LP/PAA Finance
Corp. , 2.85%, 1/31/23  5,405
2,345,000 Public Service Enterprise Group Inc. , 0.84%,
11/08/23  2,267
4,700,000 Southern Co. 2021, (U.S. Secured Overnight
Financing Rate + 0.370%), 1.65%, 5/10/23 (b) 4,665
1,540,000 Southern Natural Gas Co. LLC 144A, 0.63%,
4/28/23 (a) 1,498
4,550,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 4,190
3,064,117 Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (a) 2,927
4,480,000 Vistra Operations Co. LLC 144A, 4.88%,
5/13/24 (a) 4,451
128,745
Total Corporate Bond (Cost - $784,474)
766,030
Government (4%
)
15,000,000 Federal Home Loan Bank Discount Notes ,
1.53%, 8/05/22 (d) 14,996
28,160,000 Federal Home Loan Bank Discount Notes ,
2.21%, 9/07/22 (d) 28,094
37,000,000 Federal Home Loan Bank Discount Notes ,
2.23%, 9/08/22 (d) 36,912
Total Government (Cost - $80,007)
80,002

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (7%
)
4,538,426 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 3.08%, 1/18/36 (a)(b) $ 4,498
4,400,000 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 2.51%, 9/25/31 (a)(b) 4,327
2,281,386 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 0.920%), 2.92%,
10/15/36 (a)(b) 2,250
11,735,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
2.97%, 2/15/38 (a)(b) 11,562
2,500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.264%),
3.22%, 2/15/38 (a)(b) 2,433
5,359,530 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
6/15/34 (a)(b) 5,082
2,439,459 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 2,389
6,785,169 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 2.36%,
12/25/41 (a)(b) 6,627
7,664,182 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 2.71%,
1/25/42 (a)(b) 7,514
3,819,366 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 4.26%,
5/25/42 (a)(b) 3,841
3,550,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 3.23%, 5/15/36 (a)(b) 3,482
3,000,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 3.06%, 4/25/34 (a)(b) 2,974
1,134,539 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 2.01%, 3/25/25 (b) 1,131
3,117,354 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 2.21%,
8/25/33 (a)(b) 3,102
4,218,623 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 2.26%,
10/25/33 (a)(b) 4,162
5,035,700 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 3.16%,
1/25/34 (a)(b) 4,945
16,749,614 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 2.36%,
9/25/41 (a)(b) 16,041
1,901,435 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 2.51%,
1/25/42 (a)(b) 1,855
Principal
or Shares Security Description
Value
(000)
6,820,553 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 2.81%,
2/25/42 (a)(b) $ 6,738
530,074 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 4.16%,
1/25/50 (a)(b) 525
410,674 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 4.11%,
2/25/50 (a)(b) 408
318,445 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 3.600%), 5.86%,
7/25/50 (a)(b) 319
1,846,656 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 3.21%,
11/25/48 (a)(b) 1,817
190,966 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 4.21%,
10/25/49 (a)(b) 191
2,657,968 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.800%), 2.31%, 8/25/33 (a)(b) 2,645
4,507,363 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 2.76%, 1/25/34 (a)(b) 4,475
2,950,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 3.16%, 7/15/36 (a)(b) 2,875
2,245,793 LoanCore Issuer Ltd. 2021-CRE4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.914%), 2.33%, 7/15/35 (a)(b) 2,219
1,082,289 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. LIBOR USD + 1.500%), 3.76%,
6/25/57 (a)(b) 1,077
3,350,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 3.11%, 4/25/34 (a)(b) 3,272
6,950,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 0.700%), 2.70%, 3/15/36 (a)(b) 6,657
1,629,330 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.450%), 3.45%, 4/14/37 (a)(b) 1,628
1,825,419 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 3.36%, 11/25/31 (a)(b) 1,805
775,141 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 3.91%, 4/25/43 (a)(b) 775
84,101 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 3.51%, 2/25/47 (a)(b) 84
5,200,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 4.66%, 2/25/47 (a)(b) 5,161
Total Mortgage Backed (Cost - $133,720)
130,886
U.S. Treasury (11%
)
20,000,000 U.S. Cash Management Bill , 1.61%, 8/09/22 (d) 19,991
70,000,000 U.S. Cash Management Bill , 1.51%, 8/23/22 (d) 69,911
40,000,000 U.S. Cash Management Bill , 2.17%, 9/13/22 (d) 39,903
25,000,000 U.S. Treasury Bill , 0.45%, 8/04/22 (d) 24,996
35,000,000 U.S. Treasury Bill , 2.11%, 9/01/22 (d) 34,936
20,000,000 U.S. Treasury Bill , 1.63%, 9/15/22 (d) 19,948
15,000,000 U.S. Treasury Bill , 1.35%, 10/27/22 (d) 14,916
2,000,000 U.S. Treasury Note , 0.13%, 12/15/23 (g) 1,924
Total U.S. Treasury (Cost - $226,665)
226,525

Principal
or Shares Security Description
Value
(000)
Investment Company (2%
)
12,533,796 Payden Cash Reserves Money Market Fund* $ 12,534
2,726,002 Payden Floating Rate Fund, SI Class* 25,924
Total Investment Company (Cost - $39,534)
38,458
Total Investments (Cost - $1,996,498) (102%)
1,967,284
Liabilities in excess of Other Assets (-2%)
(42,213)
Net Assets (100%) $ 1,925,071
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $1,434 and the total market value of the collateral held by the Fund is $1,477. Amounts in 000s.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 15,156
USD  11,815 Citibank, N.A. 09/15/2022 $ 19
CAD 76,615
USD  59,420 HSBC Bank USA, N.A. 09/15/2022 401
USD 119,076
CAD  152,457 HSBC Bank USA, N.A. 09/15/2022 37
USD 3,430
GBP  2,627 HSBC Bank USA, N.A. 09/15/2022 228

Liabilities:
GBP 1,370 USD  1,780 HSBC Bank USA, N.A. 09/15/2022 (110)
USD 11,122 CAD  14,257 Citibank, N.A. 01/12/2023 (9)
USD 2,372 CAD  3,056 HSBC Bank USA, N.A. 11/14/2022 (14)
USD 3,787 CAD  4,938 HSBC Bank USA, N.A. 11/28/2022 (69)
USD 7,138 CAD  9,171 HSBC Bank USA, N.A. 12/07/2022 (22)
USD 7,420 CAD  9,534 HSBC Bank USA, N.A. 01/17/2023 (24)
USD 2,329 CAD  3,043 JPMorgan Chase, N.A. 12/07/2022 (47)
(295)
Net Unrealized Appreciation (Depreciation)
$ 390